Summary of significant accounting policies - Right-of-use assets (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Leases
Right-of-use	€ 3,984
Property
Leases
Right-of-use	3,658		€ 3,109
Machinery
Leases
Right-of-use	72		112
Other PPE
Leases
Right-of-use	€ 254		€ 280
IFRS 16
Leases
Right-of-use		€ 3,501
IFRS 16 | Property
Leases
Right-of-use		3,109
IFRS 16 | Machinery
Leases
Right-of-use		112
IFRS 16 | Other PPE
Leases
Right-of-use		€ 280